UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Litmus Capital Management, LLC

Address:   1325 Avenue of the Americas, 28th Floor
           New York, New York  10019

13F File Number: 28-12779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Cordone
Title:     Chief Operating Officer
Phone:     (212) 786-6117


Signature, Place and Date of Signing:

/s/ Anthony Cordone             New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0


                                         (thousands)


List of Other Included Managers:   None


                                                  FORM 13F INFORMATION TABLE




COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                     VALUE        SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------      -----       --------      -------   ---- ----   ----------  --------   ----  ------  ----













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